CASH AND RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND RESTRICTED CASH
Cash and cash equivalents	$ 6,817,398	$ 6,558,176	$ 619,554		$ 1,132,900	$ 129,560
Cash segregated - customers	19,980,711	20,548,972
Cash segregated - PAB	768,767	200,738
Total cash and restricted cash shown in the statement of cash flows.	$ 27,566,876	$ 27,307,886	$ 619,554	$ 712,807	$ 1,132,900	$ 129,560	$ 63,179